Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

February 11, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

On behalf of the Trust and its series, the Poplar Forest Partners Fund and Poplar Forest Cornerstone Fund (the “Funds”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Funds, and Tocqueville Asset Management, L.P.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Assistant Secretary
Advisors Series Trust

Enclosures